Convertible Notes - Schedule of Embedded Derivative Liability (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 15, 2024	Mar. 31, 2025
Schedule of Embedded Derivative Liability [Abstract]
Share Price: (in Dollars per share)	$ 3.34	$ 3.87
Credit spread (basis points): (in Dollars)	$ 809	$ 559
Risk free rate:	3.84%	3.66%
Volatility:	42.00%	42.00%
Dividend yield:	0.75%	0.65%